Consolidated Statements of Operations and Comprehensive Loss	3 Months Ended				6 Months Ended				12 Months Ended
	Jan. 31, 2021 CAD ($) shares	Jan. 31, 2021 $ / shares	Jan. 31, 2020 CAD ($) shares	Jan. 31, 2020 $ / shares	Jan. 31, 2021 CAD ($) shares	Jan. 31, 2021 $ / shares	Jan. 31, 2020 CAD ($) shares	Jan. 31, 2020 $ / shares	Jul. 31, 2020 CAD ($) shares	Jul. 31, 2020 $ / shares	Jul. 31, 2019 CAD ($) shares	Jul. 31, 2019 $ / shares	Jul. 31, 2018 CAD ($) shares	Jul. 31, 2018 $ / shares
Expenses:
Research and development costs	$ 203,431		$ 1,216,051		$ 386,554		$ 2,220,697		$ 2,980,144		$ 4,917,287		$ 3,112,579
General and administration costs	30,166		662,611		314,329		1,220,122		1,857,465		1,244,471		1,387,713
Share-based compensation							1,779		2,071		60,586		476,211
Total Expenses	233,597		1,878,662		700,883		3,442,598		4,839,680		6,222,344		4,976,503
Operating Loss	(233,597)		(1,878,662)		(700,883)		(3,442,598)		(4,839,680)		(6,222,344)		(4,976,503)
Interest income											12,004		15,991
Interest expense									(36,216)		(31,317)		(20,364)
Gain from government grant									28,604
Finance expense	(56,251)		(3,952)		(75,566)		(6,208)
Change in fair value of convertible debt							(79,119)		(79,119)		420,585		(407,709)
Loss on extinguishment of debt					(31,000)
Foreign exchange Income loss			(332)				(20,096)		(17,810)		31,410		(24,078)
Non Operating Expenses	(56,251)		(4,284)		(106,566)		(105,423)		(104,541)		432,682		(436,160)
Loss For The Year/Period	(289,848)		(1,882,946)		(807,449)		(3,548,021)		(4,944,221)		(5,789,662)		(5,412,663)
Items That Will Subsequently Be Reclassified To Profit Or Loss
Foreign currency translation adjustment	163,988		(12,954)		207,403		(11,195)		(46,079)		(18,781)		(33,340)
Other Comprehensive Income	163,988		(12,954)		207,403		(11,195)		(46,079)		(18,781)		(33,340)
Comprehensive Loss for the Period	$ (125,860)		$ (1,895,900)		$ (600,046)		$ (3,559,216)		$ (4,990,300)		$ (5,808,443)		$ (5,446,003)
Basic and Fully Diluted Loss Per Share | $ / shares		$ (0.37)		$ (2.61)		$ (1.04)		$ (5.07)		$ (6.99)		$ (10.02)		$ (0.04)
Weighted Average Number Of Shares Outstanding | shares	771,962		721,962		773,175		702,022		713,889		579,664		427,815